Securities and other financial assets, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 165,564	$ 75,271
With changes in other comprehensive income recyclable to profit and loss	(232,461)	(5,142)
With changes in other comprehensive income non-recyclable to profit and loss	0	1,889
With changes in profit or loss	4,949	6,492	$ 0
Total securities and other financial assets, net	398,025	88,794
Due within 1 year
Amortized cost	40,625	28,295
With changes in other comprehensive income recyclable to profit and loss	34,027	0
With changes in other comprehensive income non-recyclable to profit and loss	0	1,889
With changes in profit or loss	0	0
Total securities and other financial assets, net	74,652	30,184
After 1 year but within 5 years
Amortized cost	123,449	46,252
With changes in other comprehensive income recyclable to profit and loss	197,321	5,094
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	320,770	51,346
After 5 years but within 10 years
Amortized cost	0	0
With changes in other comprehensive income recyclable to profit and loss	0	0
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	0	0
Non maturity
Amortized cost	0	0
With changes in other comprehensive income recyclable to profit and loss	0	0
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	6,492
Total securities and other financial assets, net	0	6,492
Balance - principal
Amortized cost	164,074	74,547
With changes in other comprehensive income recyclable to profit and loss	231,348	5,094
With changes in other comprehensive income non-recyclable to profit and loss	0	1,889
With changes in profit or loss	0	6,492
Total securities and other financial assets, net	$ 395,422	$ 88,022